Asset Retirement Obligations Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
A reconciliation of the Partnership's liability for asset retirement obligations is as follows:

	2013	2012	2011
	($ in thousands)
Asset retirement obligations—January 1	$38,991	$26,227	$18,072
Additional liabilities	1,076	1,400	116
Liabilities settled	(2,240)	(1,664)	(399)
Revision to liabilities	7,654	11,146	2,339
Additional liability related to acquisitions	—	—	4,368
Accretion expense	3,083	1,882	1,731
Asset retirement obligations—December 31 (a)	$48,564	$38,991	$26,227

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(a)    As of December 31, 2013 and 2012, $11.3 million and $3.2 million, respectively, were included within accrued liabilities in the audited consolidated balance sheets.

The table above does not include the balances or activity related to asset retirement obligations related to the Partnership's Midstream Business, as these amounts have been classified as liabilities held for sale within the audited consolidated balance sheets and discontinued operations within the audited consolidated statements of operations (see Note 18).